Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated statements of comprehensive income
Net income	€ 272,295	€ 240,445	€ 461,904	€ 358,760
Components that will not be reclassified to profit or loss:
FVOCI equity investments				(4,273)
Actuarial gain (loss) on defined benefit pension plans	18,911	26,014	50,981	49,218
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(5,358)	(7,769)	(15,258)	(14,350)
Total	13,553	18,245	35,723	30,595
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,024,291)	174,101	(1,515,474)	366,429
FVOCI debt securities	1,123	(525)	6,414	(2,210)
Gain (loss) related to cash flow hedges	13,095	(3,372)	25,672	(7,212)
Cost of hedging	(1,141)	449	(2,154)	2,028
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(3,099)	363	(6,972)	1,377
Total	(1,014,313)	171,016	(1,492,514)	360,412
Other comprehensive income (loss), net of tax	(1,000,760)	189,261	(1,456,791)	391,007
Total comprehensive income (loss)	(728,465)	429,706	(994,887)	749,767
Comprehensive income attributable to noncontrolling interests	(36,552)	64,364	(41,411)	137,070
Comprehensive income (loss) attributable to shareholders of FME AG	€ (691,913)	€ 365,342	€ (953,476)	€ 612,697